Notes payable - Future Maturities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Future maturities
2023	$ 51,964
2024	57,500
2025	60,000
2026	475,000
2027	7,337
Total future debt obligations	$ 651,801